PROPERTY AND EQUIPMENT, NET - Additional Information (Detail) - CNY (¥) ¥ in Thousands	1 Months Ended		12 Months Ended
	Sep. 30, 2021	Dec. 31, 2019	Sep. 30, 2021	Sep. 30, 2020	Sep. 30, 2019
Property, Plant and Equipment [Line Items]
Business Combination, Recognized Identifiable Assets Acquired		¥ 22,540
Proceeds from sale of buildings	¥ 100,300		¥ 100,300
Depreciation expenses			20,039	¥ 187,092	¥ 214,192
Property and equipment, loss			199,575	313,354	¥ 46,213
Property and equipment costs	68,428		68,428	874,059
Gain (loss) on disposition of Propert and equipment			19,448	¥ 454,224
Buildings Under Construction
Property, Plant and Equipment [Line Items]
Property and equipment costs	¥ 81,431		¥ 81,431
Share Consideration In Exchange for the Assets
Property, Plant and Equipment [Line Items]
Number of shares of equity interests issued		7,662,060